Consolidated Statements of Cash Flows (USD $) In Thousands	3 Months Ended	12 Months Ended
	May 02, 2009	Apr. 30, 2011	May 01, 2010	Jan. 31, 2009
Cash flows from operating activities:
Net earnings (loss)	$ (2,723)	$ (73,957)	$ 36,644	$ 75,890
Net earnings (loss) from discontinued operations	(654)			(9,506)
Net earnings (loss) from continuing operations	(2,069)	(73,957)	36,644	85,396
Adjustments to reconcile net earnings (loss) from continuing operations to net cash flows provided by (used in) operating activities:
Depreciation and amortization (including amortization of deferred financing fees)	46,426	244,734	214,464	174,104
Increase (decrease) in other long-term liabilities	(6,441)	(57,256)	(35,222)	7,590
Changes in operating assets and liabilities, net	(189,811)	59,209	(58,091)	72,700
Stock-based compensation expense	3,900	20,978	15,723	20,549
Deferred taxes	1,306	1,614	(57,170)	(430)
Property and equipment impairment charge		2,857	12,102	11,715
(Gain) loss on disposal of property and equipment	(29)	893	2,388	4,625
Net cash flows provided by (used in) operating activities	(146,718)	199,072	130,838	376,249
Cash flows from investing activities:
Purchases of property and equipment	(22,822)	(110,502)	(127,779)	(192,153)
Net (increase) decrease in other noncurrent assets	87	(1,466)	(3,568)	(723)
Acquisition of Fictionwise	(15,729)
Purchase of non-controlling interest		(300)
Acquisition of Barnes & Noble College Booksellers, Inc (net of cash acquired)			(185,928)
Acquisition of Tikatok Inc. (net of cash acquired)			(2,261)
Net cash flows used in investing activities	(38,464)	(112,268)	(319,536)	(192,876)
Cash flows from financing activities:
Payment of short term note payable		(100,000)
Payment received for Calendar Club note receivable		6,000
Net increase in credit facility		52,700	260,400
Financing fees paid related to the Amended Credit Facility and 2009 Credit Facility		(10,180)	(37,069)
Fictionwise earn-out payments		(7,508)	(2,612)
Cash dividends paid to shareholders	(14,210)	(44,783)	(57,403)	(51,581)
Proceeds from exercise of common stock options	5,519	17,233	4,363	9,662
Purchase of treasury stock	(1,799)	(1,836)	(3,028)	(201,481)
Excess (reversal) tax benefit from stock-based compensation	312	34	(1,582)	869
Net cash flows provided by (used in) financing activities	(10,178)	(88,340)	163,069	(242,531)
Cash flows from discontinued operations
Operating cash flows	(654)			7,242
Investing cash flows	1,000			(738)
Financing cash flows				(818)
Net cash flows from discontinued operations	346			5,686
Decrease in cash and cash equivalents	(195,014)	(1,536)	(25,629)	(53,472)
Cash and cash equivalents at beginning of year	281,608	60,965	86,594	335,080
Cash and cash equivalents at end of year	86,594	59,429	60,965	281,608
Changes in operating assets and liabilities, net:
Receivables, net	10,150	(43,718)	119,358	13,881
Merchandise inventories	(30,285)	(5,251)	228,822	154,699
Prepaid expenses and other current assets	(462)	19,889	(56,675)	(1,985)
Accounts payable and accrued liabilities	(169,214)	88,289	(349,596)	(93,895)
Changes in operating assets and liabilities, net	(189,811)	59,209	(58,091)	72,700
Supplemental cash flow information:
Interest paid	73	45,604	12,305	1,812
Income taxes (net of refunds)	37,735	(41,681)	31,461	50,383
Supplemental disclosure of subsidiaries acquired:
Assets acquired (net of cash acquired)	18,501	1,513	1,416,134
Liabilities assumed	2,772	1,213	1,227,945
Cash paid	15,729	300	188,189
Noncash activities:
Note receivable on sale of Calendar Club	6,000
Notes payable on acquisition of B&N College			$ 250,000